                                                   DEFINED ASSET FUNDSSM
--------------------------------------------------------------------------------


EQUITY INVESTOR FUND          The objective of this Defined Fund is total return
CONCEPT SERIES                through a combination of high current income and
REAL ESTATE                   capital appreciation by investing for
INCOME FUND--2                approximately four years in a diversified
(A UNIT INVESTMENT            portfolio of publicly traded equity real estate
TRUST)                        investment trusts ('REITs').
------------------------------The REITs included in the Portfolio were selected
-- PROFESSIONAL SELECTION     for their current dividend yields and potential
-- MONTHLY INCOME             for capital appreciation and increasing dividends.
-- DIVERSIFICATION            The value of units will fluctuate with the value
-- REINVESTMENT OPTION        of the REITs in the Portfolio and there is no
                              assurance that dividends will be paid or that the REITs, and therefore the units, will appreciate in value.
                              Minimum purchase in individual transactions: $250.



                               -------------------------------------------------
                               THESE SECURITIES HAVE NOT BEEN APPROVED OR
                               DISAPPROVED BY THE SECURITIES AND EXCHANGE
                               COMMISSION OR ANY STATE SECURITIES COMMISSION NOR
SPONSORS:                      HAS THE COMMISSION OR ANY STATE SECURITIES
Merrill Lynch,                 COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
Pierce, Fenner & Smith         OF THIS DOCUMENT. ANY REPRESENTATION TO THE
Incorporated                   CONTRARY IS A CRIMINAL OFFENSE.
Salomon Smith Barney Inc.      Inquiries should be directed to the Trustee at
PaineWebber Incorporated       1-800-221-7771.
Prudential Securities          Prospectus dated October 2, 1998.
Incorporated                   INVESTORS SHOULD READ THIS PROSPECTUS CAREFULLY
Dean Witter Reynolds Inc.      AND RETAIN IT FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------

Defined Asset FundsSM
Defined Asset Funds is America's oldest and largest family of unit investment trusts, with over $115 billion sponsored in the last 25 years. Each Defined Asset Fund is a portfolio of preselected securities. The portfolio is divided into 'units' representing equal shares of the underlying assets. Each unit receives an equal share of income and principal distributions.

Defined Asset Funds offer several defined 'distinctives'. You know in advance what you are investing in and that changes in the portfolio are limited - a defined portfolio. Most defined bond funds pay interest monthly - defined income. The portfolio offers a convenient and simple way to invest - simplicity defined.

Your financial professional can help you select a Defined Asset Fund to meet your personal investment objectives. Our size and market presence enable us to offer a wide variety of investments. The Defined Asset Funds family offers:

  o Municipal bond portfolios
o Corporate bond portfolios
o Government bond portfolios
o Equity portfolios
o International bond and equity portfolios

The terms of Defined Funds are as short as one year or as long as 30 years. Special defined bond funds are available including: insured funds, double and triple tax-free funds and funds with 'laddered maturities' to help protect against changing interest rates. Defined Asset Funds are offered by prospectus only.

----------------------------------------------------------------
Defining Your Portfolio
----------------------------------------------------------------

The Portfolio contains 38 equity REITs selected by the Sponsors with research provided by a professional REIT Consultant, Cohen & Steers Capital Management, Inc. In the opinion of the Sponsors on the initial date of deposit (June 25, 1996) these REITs had attractive dividend yields and the potential for capital appreciation and increasing dividends. Investing in the Portfolio, rather than in only one or two of the underlying REITs, is a way to diversify your investment, even though 100% of the Portfolio is invested in a single industry.

TYPES OF REITS

The portfolio contains REITs in the following real estate sectors:


                                               APPROXIMATE
                                          PORTFOLIO PERCENTAGE
/ / Office                                         33%
/ / Regional Mall                                  25%
/ / Shopping Center                                15%
/ / Apartment                                      14%
/ / Healthcare                                     6%
/ / Manufactured Housing                           3%
/ / Diversified                                    2%
/ / Factory Outlets                                2%


----------------------------------------------------------------
Defining Your Investment
----------------------------------------------------------------

PUBLIC OFFERING PRICE PER 1,000 UNITS                 $1,288.95

The Public Offering Price as of May 31, 1998, the evaluation date, is based on the aggregate value of the underlying securities ($183,059,786) and any cash held to purchase securities, divided by the number of units outstanding (146,038,324) times 1,000, plus a maximum initial sales charge. The Public Offering Price on any subsequent date will vary. The underlying securities are valued by the Trustee on the basis of their closing sale prices at 4:00 p.m. Eastern time on every business day.

SALES CHARGE

The total sales charge for this investment combines an initial up-front sales charge and a deferred sales charge that will be deducted from the net asset value of the Portfolio quarterly on the 10th of August, November, February and May of each year.

MONTHLY INCOME DISTRIBUTIONS

The Fund pays monthly income. Monthly distributions of dividends are payable on the 25th of the month to holders of record on the 10th day of the month. In order to meet certain tax requirements, a special distribution of income including capital gains, may be declared for holders of record as of a date in December, which special distribution will generally be paid after the end of the year.

LOW MINIMUM INVESTMENT

You can get started with a minimum purchase of $250.

REINVESTMENT OPTION

You can elect to automatically reinvest your distributions into additional units of the Portfolio subject only to remaining deferred sales charges. Reinvesting helps to compound your income for a greater total return.

TAXES

Distributions that are taxable as ordinary income to Holders will constitute dividends for Federal income tax purposes but will not be eligible for the dividends-received deduction for certain corporations. Non-corporate investors who have held their units for more than 12 months may be entitled to a 20% maximum federal tax rate for gains from the sale of these units. As a result of recent changes in the law, the 18-month holding period discussed in Part B no longer applies. Foreign investors should be aware that distributions will generally be subject to information reporting and 30% withholding tax (or lower applicable treaty rate). Foreign investors should not be subject to withholding tax under the Foreign Investors in Real Property Act ('FIRPTA') with respect to gain from the sale or redemption of units. (See Taxes in Part B.)

TAX BASIS REPORTING

The proceeds received when you sell this investment will reflect the deduction of the deferred sales charge. In addition, the annual statement and the relevant tax reporting forms you receive at year-end will be based on the amount paid to you (not including the deferred sales charge). Accordingly, you should not increase your basis in your units by the deferred sales charge.

LIQUIDATION PERIOD

Beginning on June 26, 2000 until no later than August 18, 2000 (see Life of the Fund; Fund Termination in Part B).

MANDATORY TERMINATION DATE

The Portfolio will terminate by August 18, 2000. The final distribution will be made within a reasonable time afterward. The Portfolio may be terminated earlier if its value is less than 40% of the value of the securities when deposited.
----------------------------------------------------------------
Defining Your Risks
----------------------------------------------------------------

The Portfolio is considered to be 'concentrated' in the real estate industry and is subject to certain risks associated with ownership of real estate generally and the value of REITs in particular (see Risk Factors in Part B).

Unit price fluctuates with the value of the Portfolio, and the value of the Portfolio will be affected by changes in the financial condition of the issuers, changes in the real estate industry, general economic conditions, movements in stock prices generally, the impact of the Sponsors' purchase and sale of the securities (especially during the primary offering period of units) and other factors. Further distributions of income on the underlying securities will generally depend upon the declaration of dividends by the issuers, and there can be no assurance that the issuers of securities will pay dividends or that the current level of dividends can be maintained. Therefore, there is no guarantee that the objective of the Portfolio will be achieved. Certain of the REITs may be relatively illiquid and some of the issuers may be thinly capitalized or have a limited operating history and as a result may be especially susceptible to stock market and real estate fluctuations.

Unlike a mutual fund, the Portfolio is not actively managed and the Sponsors receive no management fee. Therefore, the adverse financial condition of an issuer or any market movement in the price of a security will not necessarily require the sale of securities from the Portfolio or mean that the Sponsors will not continue to purchase the Security in order to create additional Units. Although the Portfolio is regularly reviewed and evaluated and Sponsors may instruct the Trustee to sell securities under certain limited circumstances, Securities will not be sold to take advantage of market fluctuations or changes in anticipated rates of appreciation.
----------------------------------------------------------------
Defining Your Costs
----------------------------------------------------------------

SALES CHARGES

First-time investors pay a 2.00% sales charge when they buy. For example, on a $1,000 investment, $980.00 is invested in the Portfolio. In addition, a deferred sales charge of $1.625 per 1,000 units will be deducted from the Portfolio's net asset value each quarter ($13.00 total). This deferred method of payment keeps more of your money invested over a longer period of time.

Although the Fund is a unit investment trust rather than a mutual fund, the following information is presented to permit a comparison of fees and an understanding of the direct or indirect costs and expenses that you pay.


                                           As a %
                                        of Public         Amount per
                                    Offering Price       1,000 Units
                                    -----------------  --------------
Maximum Initial Sales Charge                 2.00%      $      25.78
Maximum Deferred Sales Charge                1.01%             13.00
                                    -----------------  --------------
                                             3.01%      $      38.78
                                    -----------------  --------------
                                    -----------------  --------------
Maximum Sales Charge Imposed on
  Reinvested Dividends                       1.01%      $      13.00


ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                     Amount per
                                                    1,000 Units
                                                   --------------
Trustee's Fee                                        $     0.78
Portfolio Supervision, Bookkeeping and
  Administrative Fees                                $     0.45
REIT Consultant's Fee                                $     1.50
Organizational Expenses                              $     0.59
Other Operating Expenses                             $     0.39
                                                   --------------
TOTAL                                                $     3.71

The total annual fees are greater for this Fund than for other equity funds of the Sponsors because most other funds do not pay consultants for ongoing research.
The Sponsors believe that the research arrangement with the REIT Consultant (which is not affiliated with any of the Sponsors) is desirable in the present circumstances due to the complexity of the REIT industry and the REIT Consultant's expertise in providing equity research on individual REITs and the REIT industry in general.

COSTS OVER TIME

You would pay the following cumulative expenses on a $1,000 investment, assuming 5% annual return on the investment throughout the indicated periods and redemption at the end of the period:


 1 Year     2 Years
   $30        $41


The example assumes reinvestment of all dividends and distributions and uses a 5% annual rate of return as mandated by SEC regulations applicable to mutual funds. For purposes of the example, the deferred sales charge imposed on reinvestment of dividends is not reflected until the year following payment of the dividend; the cumulative expenses would be higher if sales charges on reinvested dividends were reflected in the year of reinvestment.

The example should not be considered a representation of past or future expenses or annual rates of return; the actual expenses and annual rates of return may be more or less than the example.

REDEEMING OR SELLING YOUR INVESTMENT

You may sell or redeem your units at any time prior to the termination of the Portfolio. Your price will be based on the then current net asset value. The redemption and secondary market repurchase price as of the evaluation date was $1,253.51 per 1,000 units. ($35.44 per 1,000 units less than the Public Offering Price).

If you redeem or sell your units before the termination of the Portfolio, no further deferred sales charges will be deducted.

REDEMPTION IN KIND

You may request redemption in kind from the Trustee if you will be entitled to receive at least 100 shares of each security in the Portfolio as part of your distribution (see How To Sell--Trustee's Redemption of Units in Part B).

 EQUITY INVESTOR FUND - CONCEPT SERIES,
 REAL ESTATE INCOME FUND - 2,
 DEFINED ASSET FUNDS

 REPORT OF INDEPENDENT ACCOUNTANTS

 The Sponsors, Trustee and Holders
   of Equity Investor Fund - Concept Series,
   Real Estate Income Fund - 2, Defined Asset Funds:

 We have audited the accompanying statement of condition of Equity Investor Fund - Concept Series, Real Estate Income Fund - 2, Defined Asset Funds including the portfolio, as of May 31, 1998 and the related statements of operations and of changes in net assets for the period June 26, 1996 to May 31, 1997 and June 1, 1997 to May 31, 1998. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audit.

 We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at May 31, 1998, as shown in such portfolio, were confirmed to us by The Bank of New York, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

 In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Equity Investor Fund - Concept Series, Real Estate Income Fund - 2, Defined Asset Funds at May 31, 1998 and the results of its operations and changes in its net assets for the above-stated period in conformity with generally accepted accounting principles.


 DELOITTE & TOUCHE LLP

 New York, N.Y.
 August 31, 1998

 EQUITY INVESTOR FUND - CONCEPT SERIES,
 REAL ESTATE INCOME FUND - 2,
 DEFINED ASSET FUNDS

 STATEMENT OF CONDITION
 AS OF MAY 31, 1998











 TRUST PROPERTY:
   Investment in marketable securities - at value
     (cost $167,116,868) (Note 1).................                $183,059,786
   Dividends receivable...........................                     417,445
   Cash...........................................                     213,953
   Deferred organization cost.....................                      81,849
   Receivable for securities sold.................                   2,250,175
                                                                ______________

             Total trust property.................                 186,023,208


 LESS LIABILITIES:
   Redemption Payable............................. $  2,537,803
   Accrued Expenses...............................       84,723
   Other liabilities..............................       81,849      2,704,375
                                                    ____________ ______________

 NET ASSETS, REPRESENTED BY:
  146,038,324 units of fractional undivided
     interest outstanding (Note 3)................  182,866,051
   Undistributed net investment income............      452,782
                                                    ____________
                                                                  $183,318,833
                                                                 ==============

 UNIT VALUE ($183,318,833/146,038,324 units)......                    $1.25528
                                                                 ==============




                  See Notes to Financial Statements.

 EQUITY INVESTOR FUND - CONCEPT SERIES,
 REAL ESTATE INCOME FUND - 2,
 DEFINED ASSET FUNDS

 STATEMENTS OF OPERATIONS

                                                            June 1,          June 26,
                                                              1997              1996
                                                                to                to
                                                            May 31,           May 31,
                                                              1998              1997
                                                       ________________________________











  INVESTMENT INCOME:
   Dividend income.................................     $ 9,761,131        $ 3,505,522
   Trustee's fees and expenses.....................        (150,625)           (60,787)
   Sponsors' fees .................................         (56,015)           (29,639)
                                                       ________________________________

   Net investment income...........................       9,554,491          3,415,096
                                                       ________________________________

 REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Realized gain on securities sold
     or redeemed...................................       2,727,799
   Unrealized appreciation of investments..........       8,128,106          7,814,812
                                                       ________________________________
   Net realized and unrealized gain on
     investments...................................      10,855,905          7,814,812
                                                       ________________________________

 NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS.................................     $20,410,396        $11,229,908
                                                       ================================





                  See Notes to Financial Statements.


 EQUITY INVESTOR FUND - CONCEPT SERIES,
 REAL ESTATE INCOME FUND - 2,
 DEFINED ASSET FUNDS

 STATEMENTS OF CHANGES IN NET ASSETS

                                                             June 1,        June 26,
                                                               1997            1996
                                                                 to              to
                                                             May 31,         May 31,
                                                               1998            1997
                                                       ________________________________

 OPERATIONS:
   Net investment income...........................      $  9,554,491     $  3,415,096
   Realized gain on securities sold
     or redeemed...................................         2,727,799
   Unrealized appreciation of investments..........         8,128,106        7,814,812
                                                       ________________________________











   Net increase in net assets resulting
     from operations...............................        20,410,396       11,229,908
                                                       ________________________________

 DISTRIBUTIONS TO HOLDERS (Note 2)
   Income..........................................        (9,355,267)      (3,571,325)
   Principal.......................................          (576,401)
                                                       ________________________________
   Total distributions.............................        (9,931,668)      (3,571,325)
                                                       ________________________________

CAPITAL SHARE TRANSACTIONS:
   Issuance of 52,833,724 and 101,001,987 units....        66,696,477      110,127,680
   Redemption of 8,098,466 units...................       (10,231,836)
   Consulting fees.................................          (204,083)        (103,898)
   Deferred sales charge...........................          (884,359)        (353,383)
   Organization expense............................          (101,381)         (55,845)
                                                       ________________________________
   Net capital share transactions..................        55,274,818      109,614,554

   NET INCREASE IN NET ASSETS......................        65,753,546      117,273,137

 NET ASSETS AT BEGINNING OF PERIOD.................       117,565,287          292,150
                                                       ________________________________

 NET ASSETS AT END OF PERIOD.......................      $183,318,833     $117,565,287
                                                       ================================

 PER UNIT:
   Income distributions during period..............          $ .07048          $.06169
   Principal distributions during period...........          $ .00416
                                                       ================================
   Net asset value at end of period................          $1.25528         $1.16053
                                                       ================================
 TRUST UNITS OUTSTANDING AT END OF PERIOD..........       146,038,324      101,303,066
                                                       ================================



                  See Notes to Financial Statements.

 EQUITY INVESTOR FUND - CONCEPT SERIES,
 REAL ESTATE INCOME FUND - 2,
 DEFINED ASSET FUNDS

 NOTES TO FINANCIAL STATEMENTS

  1. SIGNIFICANT ACCOUNTING POLICIES












     The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

     (a) Securities are stated at market value; for securities listed on a national securities exchange, value is based on the closing sale price on such exchange and for securities not so listed, value is based on the over-the-counter market. See "How to Sell Units - Trustee's Redemption of Units" in this Prospectus, Part B. Gains and losses on sales of securities are determined using the first-in, first-out cost method.

     (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

     (c) Dividend income is recorded as earned on the ex-dividend date.

  2. DISTRIBUTIONS

     A distribution of net investment income is made to Holders each month. Receipts other than dividends, after deductions for redemptions and applicable expenses, are distributed as explained in "Income, Distributions and
     Reinvestment - Distributions" in this Prospectus, Part B.

  3. NET CAPITAL

     Cost of 146,038,324 units at Date of Deposit..........................  $167,418,359
     Less sales charge.....................................................     1,553,984
                                                                            ______________
     Net amount applicable to Holders......................................   165,864,375

     Redemptions of units - net cost of 8,098,466 units redeemed less
       redemption amounts..................................................      (935,414)
     Principal distribution................................................      (576,401)
     Realized gain on securities sold or redeemed..........................     2,727,799
     Net unrealized appreciation of investments............................    15,942,918
     Organizational costs..................................................      (157,226)
                                                                            ______________

     Net capital applicable to Holders.....................................  $182,866,051
                                                                            ==============



  4. INCOME TAXES

     As of May 31, 1998, net unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $15,942,918, of which $16,814,147 related to appreciated securities and $871,229 related to depreciated securities. The cost of investment securities for Federal income tax purposes was $167,116,868 at May 31, 1998.

  EQUITY INVESTOR FUND
  CONCEPT SERIES
  REAL ESTATE INCOME FUND - 2
  DEFINED ASSET FUNDS

  PORTFOLIO
  AS OF MAY 31, 1998

                                                            Current Annual
                                                             or Indicated
     Portfolio No. and Title of              Number of       Dividend Per
             Securities                       Shares           Share(2)                  Cost            Market Value(1)
 1  Avalon Properties                        198,600            $1.5600          $  5,304,680               $  5,585,625
 2  Equity Office Properties (8)             236,182             1.2800             5,634,234                  6,495,005
 3  CBL & Associates Properties              244,500             1.8600             5,969,882                  6,005,531
 4  Mack Cali Realty (7)                     143,250             2.0000             4,562,900                  5,157,000
 5  Camden Property Trust                    149,700             2.0200             4,192,566                  4,575,206
 6  Carramerica Realty Corp.                 149,700             1.8500             4,162,429                  4,191,600
 7  Centerpoint Properties Corp.              94,000             1.7500             2,890,181                  3,184,250
 8  Chelsea GCA Realty Inc.                   94,800             2.7600             3,293,959                  3,797,925
 9  Colonial Properties Trust                144,700             2.2000             4,101,291                  4,395,262
10  Cousins Properties Inc.                  269,700             1.4400             7,177,361                  8,242,706
11  Crescent Real Estate Equities            267,100             1.5200             7,264,749                  9,148,175
12  Developers Divers Realty Corp.           141,500             2.6200             5,153,163                  5,545,031
13  Duke Realty Investments Inc. (4)         199,600             1.2000             3,872,994                  4,515,950
14  Federal Realty Invs. Trust               177,600             1.7200             4,613,893                  4,395,600
15  General Growth Properties                149,700             1.8800             4,592,373                  5,538,900
16  Health Care Properties Invest. Inc.      149,700             2.6000             5,308,986                  5,267,569
17  Irvine Apartment Communities             149,700             1.5000             3,984,528                  4,472,288
18  JP Realty Corp.                          241,500             1.8000             5,980,743                  5,524,312
19  Kimco Realty Corp.                       148,750             1.9200             4,746,763                  5,791,953
20  Macerich Company                         233,000             1.8400             6,075,818                  6,291,000
21  Mills Corp.                              133,700             1.9500             3,245,404                  3,300,719
22  Nationwide Health Properties             241,500             1.6800             5,547,813                  5,796,000
23  Post Properties Inc. (6)                 189,883             2.6000             7,212,744                  7,808,938
24  Reckson Assoc. Realty Corp.              194,600             1.2500             4,233,733                  4,840,675


  EQUITY INVESTOR FUND











  CONCEPT SERIES
  REAL ESTATE INCOME FUND - 2
  DEFINED ASSET FUNDS

  PORTFOLIO
  AS OF MAY 31, 1998

                                                            Current Annual
                                                             or Indicated
     Portfolio No. and Title of              Number of       Dividend Per
             Securities                       Shares           Share(2)                  Cost            Market Value(1)
25  Security Cap. Industrial                 194,600            $1.2730          $  4,076,136               $  4,792,025
26  Security Capital Pacific Trust            99,800             1.3600             2,245,905                  2,251,738
27  Simon DeBartolo Group Inc.               241,450             2.0200             7,086,523                  8,058,394
28  Charles E. Smith Residential              97,300             2.0800             2,750,527                  3,150,088
29  Spieker Properties Inc.                  188,700             2.2800             6,635,960                  7,512,619
30  Sun Communities Inc.                      93,800             1.9600             3,129,903                  3,183,337
31  United Dominion Realty Trust             209,500             1.0500             3,114,276                  2,959,188
32  Urban Shopping Centers                   124,700             2.1000             3,742,504                  4,115,100
33  Vornado Realty Trust (5)                 183,750             1.6000             5,654,134                  7,051,406
34  Weeks Corp.                               85,300             1.8600             2,688,947                  2,724,269
35  Weingarten Realty Invst.                  94,300             2.6800             3,914,671                  4,031,325
36  Homestead Common                          12,494             0.0000               151,922                    187,410
37  Chateau Communities                       92,951             1.8200             2,541,484                  2,753,679
38  Crescent Operating, Inc. (3)              20,460             0.0000               260,789                    421,988
                                                                               _______________            _______________
Total                                                                            $167,116,868               $183,059,786
                                                                               ===============            ===============

(1)

                  See Notes to Financial Statements.
(2) Based on the latest quarterly or
      Semiannual declaration
(3) Result of spinoff from Crescent Real Estate Equities
(4) Result of 2 for 1 stock split
(5) Result of 2 for 1 stock split
(6) Result of merger with Columbus Realty Trust
(7) Name changed from Cali Realty
(8) Result of merger with Beacon Properties

                         AUTHORIZATION FOR REINVESTMENT
                   DEFINED ASSET FUNDS--EQUITY INVESTOR FUND
                   CONCEPT SERIES, REAL ESTATE INCOME FUND--2
/ / Yes, I want to participate in the Fund's Reinvestment Plan and purchase additional Units of the Fund each month.
     I hereby acknowledge receipt of the Prospectus for Defined Asset Funds--Equity Investor Fund, Concept Series, Real Estate Income Fund--2 and authorize The Bank of New York to pay distributions on my Units as indicated below (distributions to be reinvested will be paid for my account to The Bank of New York).
 Income and principal distributions (including capital gains) (check one):  / /
                            in cash   / / reinvested
Please print or type


Name                                Registered Holder
Address
                                    Registered Holder
                               (Two signatures required if
                                      joint tenancy)
City  State  Zip Code


     This page is a self-mailer. Please complete the information above, cut along the dotted line, fold along the lines on the reverse side, tape, and mail with the Trustee's address displayed on the outside.

12345678

BUSINESS REPLY MAIL                                            NO POSTAGE
FIRST CLASS PERMIT NO. 1313 NEW YORK, N.Y.                      NECESSARY
                                                                IF MAILED
POSTAGE WILL BE PAID BY ADDRESSEE                                IN THE
          DEFINED ASSET FUNDS--EQUITY INVESTOR FUND           UNITED STATES
          CONCEPT SERIES--REAL ESTATE INCOME FUND--2
          THE BANK OF NEW YORK
          UNIT INVESTMENT TRUST DEPARTMENT
          P.O. BOX 974
          WALL STREET STATION
          NEW YORK, N.Y. 10268-0974


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                                                  DEFINED
                             ASSET FUNDSSM


SPONSORS:                          EQUITY INVESTOR FUND
Merrill Lynch,                     CONCEPT SERIES
Pierce, Fenner & Smith IncorporatedREAL ESTATE INCOME FUND--2
Defined Asset Funds                PROSPECTUS PART A
P.O. Box 9051                      This Prospectus consists of a Part A and a
Princeton, NJ 08543-9051           Part B. This Prospectus does not contain all
(609) 282-8500                     of the information with respect to the
Salomon Smith Barney Inc.          investment company set forth in its
Unit Trust Department              registration statement and exhibits relating
388 Greenwich Street--23rd Floor   thereto which have been filed with the
New York, NY 10013                 Securities and Exchange Commission,
(212) 816-4000                     Washington, D.C. under the Securities Act of
Prudential Securities Incorporated 1933 and the Investment Company Act of 1940,
One New York Plaza                 and to which reference is hereby made. Copies
New York, NY 10292                 of filed material can be obtained from the
(212) 778-6164                     Public Reference Section of the Commission,
Dean Witter Reynolds Inc.          450 Fifth Street, N.W., Washington, D.C.
Two World Trade Center--59th Floor 20549 at prescribed rates. The Commission
New York, NY 10048                 also maintains a Web site that contains
(212) 392-2222                     information statements and other information
PaineWebber Incorporated           regarding registrants such as Defined Asset
1200 Harbor Blvd.                  Funds that file electronically with the
Weehawken, NJ 07087                Commission at http://www.sec.gov.
(201) 902-3000                     ------------------------------
TRUSTEE:                           No person is authorized to give any
The Bank of New York               information or to make any representations
Unit Investment Trust Department   with respect to this investment company not
Box 974--Wall Street Station       contained in its registration statement and
New York, NY 10268-0974            exhibits relating thereto; and any
1-800-221-7771                     information or representation not contained
                                   therein must not be relied upon as having been authorized. This Prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.


                                                                    15331--10/98